SHARE CAPITAL - Narrative (Details)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A exchangeable shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares) | shares	1,000,000,000	1,000,000,000
Par value per share | $ / shares	$ 39.74
Class B Limited Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares) | shares	500,000	500,000
Par value per share | $ / shares	$ 39.74
Class C Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares) | shares	1,000,000,000	1,000,000,000
Par value per share | $ / shares	$ 1
Class A Senior Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares) | shares	100,000,000	100,000,000
Par value per share | $ / shares	$ 25
Class B Senior Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares) | shares	100,000,000	100,000,000
Par value per share | $ / shares		$ 25
Class A Junior Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares) | shares	1,000,000,000	1,000,000,000
Par value per share | $ / shares	$ 25
Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares) | shares	1,000,000,000	1,000,000,000
Par value per share | $ / shares		$ 25